Accounts payable (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Summary of the components of accounts payable
The following is a table summarizing the components of our accounts payable as of December 31, 2024 and 2023:

	At December 31,
In thousands of U.S. dollars	2024	2023
Scorpio Ship Management S.A.M. (SSM)	$2,979	$2,131
Scorpio MR Pool Limited	1,726	180
Scorpio LR2 Pool Limited	1,695	2
Amounts due to a related party bunker supplier	579	95
Scorpio Commercial Management S.A.M. (SCM)	250	260
Amounts due to related party port agents	247	260
Amounts due to a related party carbon emission manager	71	—
Scorpio Services Holding Limited (SSH)	7	283
Scorpio Handymax Tanker Pool Limited	—	434
Mercury Pool Limited	—	10

Accounts payable to related parties	7,554	3,655

European Union Allowance (EUA) payables (1)	12,415	—
Suppliers	12,244	6,349
	$32,213	$10,004